CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net income	$ 363,598	$ 385,797	$ 137,158
Loss from discontinued operations		3,628	4,692
Income from continuing operations	363,598	389,425	141,850
Adjustments to reconcile income from continuing operations to net cash flows provided by (used in) operating activities:
Depreciation and depletion	230,681	98,702	72,939
Deferred income tax provision	66,803	83,174	29,038
Amortization of debt issuance costs	21,154	2,975	2,559
Excess tax benefits from stock-based compensation arrangements	(8,929)	(28,875)
Gain on initial investment in Western Coal Corp	(20,553)
Non-cash restructuring and impairment charges			3,601
Other	18,764	14,433	15,778
Decrease (increase) in current assets, net of effect of business acquisitions:
Receivables	(1,605)	(65,935)	69,772
Inventories	(1,885)	1,966	(25,076)
Prepaid expenses and other current assets	18,929	13,155	17,624
Increase (decrease) in current liabilities, net of effect of business acquisitions:
Accounts payable	13,676	23,717	(16,286)
Accrued expenses and other current liabilities	6,233	41,413	(27,831)
Cash flows provided by operating activities	706,866	574,150	283,968
INVESTING ACTIVITIES
Additions to property, plant and equipment	(436,705)	(157,476)	(96,298)
Proceeds from sales of investments	27,325
Other	1,413	(3,414)	3,270
Cash flows used in investing activities	(2,840,660)	(370,854)	(93,028)
FINANCING ACTIVITIES
Proceeds from issuance of debt	2,350,000
Borrowings under revolving credit agreement	71,259
Repayments on revolving credit agreement	(61,259)
Retirements of debt	(290,630)	(26,972)	(61,597)
Dividends paid	(30,042)	(25,266)	(21,190)
Cash spun off to Financing			(33,821)
Purchases of stock under stock repurchase program		(65,438)	(34,254)
Excess tax benefits from stock-based compensation arrangements	8,929	28,875
Proceeds from stock options exercised	8,920	17,134	9,888
Debt issuance costs	(80,027)
Other	(5,203)	(3,015)	(6,169)
Cash flows provided by (used in) financing activities	1,971,947	(74,682)	(147,143)
Cash flows provided by (used in) continuing operations	(161,847)	128,614	43,797
CASH FLOWS FROM DISCONTINUED OPERATIONS
Cash flows provided by (used in) operating activities		(6,268)	19,070
Cash flows provided by investing activities		5,066	27,379
Cash flows used in financing activities			(41,385)
Cash flows provided by (used in) discontinued operations		(1,202)	5,064
Effect of foreign exchange rates on cash	(3,668)
Net increase (decrease) in cash and cash equivalents	(165,515)	127,412	48,861
Cash and cash equivalents at beginning of year	293,410	165,279	116,074
Add: Cash and cash equivalents of discontinued operations at beginning of year	535	1,254	1,598
Net increase (decrease) in cash and cash equivalents	(165,515)	127,412	48,861
Less: Cash and cash equivalents of discontinued operations at end of year		535	1,254
Cash and cash equivalents at end of year	128,430	293,410	165,279
SUPPLEMENTAL DISCLOSURES:
Interest paid, net of capitalized interest	63,828	9,848	9,991
Income taxes paid	69,101	77,247	15,326
Non-Cash Financing Activities:
One-year property insurance policy financing agreement		18,947	12,710
Dividend to spin off Financing			437,407
Western Coal Corp
INVESTING ACTIVITIES
Acquisition, net of cash acquired	(2,432,693)
Acquisition of Western Coal in 2011 and HighMount in 2010:
Fair value of assets acquired	5,164,842
Less: fair value of liabilities assumed	(1,418,640)
Less: fair value of shares of common stock issued	(1,224,126)
Less: fair value of stock options issued and warrants	(34,765)
Less: gain on initial investment	(20,553)
Less: cash acquired	(34,065)
Net cash paid	2,432,693
HighMount Exploration and Production Alabama, LLC
INVESTING ACTIVITIES
Acquisition, net of cash acquired		(209,964)
Acquisition of Western Coal in 2011 and HighMount in 2010:
Fair value of assets acquired		217,607
Less: fair value of liabilities assumed		(7,643)
Net cash paid		$ 209,964